Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Inventories

Note 4 – Inventories

Inventories consist of the following as of the periods indicated (in thousands):

	March 31, 2021	December 31, 2020
Raw materials	$9,531	$9,335
Finished goods	12,239	13,867

Total inventories	$21,770	$23,202

Note 5 – Inventories

Inventories consist of the following at December 31, 2020 and 2019:

(in thousands)	2020	2019
Raw materials	$9,335	$6,533
Work-in-progress	—	176
Finished goods	13,867	12,726

Total inventories	$23,202	$19,435